GOODWILL - Cash-generating units - General information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows	Such calculations used cash flow projections, covering periods from 5 to 20 years.
Impairment	$ 10,000	$ 12,257
Bottom of range [member]
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows, period	5 years
Top of range [member]
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows, period	20 years
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows	13-years projection
Explanation of period over which management has projected cash flows, period	13 years
Recoverable amount of asset or cash-generating unit	$ 9,666,524
Exceeds the book value of cash generating-unit	$ 6,618,375
Growth rate used to extrapolate cash flow projections	3.10%
Increase decrease in discount rate applied to cash flow projections	0.50%
Recoverable value if discount rate was 0.5% higher	$ 8,958,407
Book value of cash-generating unit	$ 3,048,149
Banco de Bogota S.A. over Megabanco
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows	5-years projection
Explanation of period over which management has projected cash flows, period	5 years
Recoverable amount of asset or cash-generating unit	$ 12,391,866
Exceeds the book value of cash generating-unit	$ 6,039,628
Growth rate used to extrapolate cash flow projections	6.50%
Increase decrease in discount rate applied to cash flow projections	0.50%
Recoverable value if discount rate was 0.5% higher	$ 11,213,891
Book value of cash-generating unit	$ 6,352,238
Banco Popular S.A.
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows	5-years projection
Explanation of period over which management has projected cash flows, period	5 years
Recoverable amount of asset or cash-generating unit	$ 3,776,691
Exceeds the book value of cash generating-unit	$ 838,149
Growth rate used to extrapolate cash flow projections	6.00%
Increase decrease in discount rate applied to cash flow projections	0.50%
Recoverable value if discount rate was 0.5% higher	$ 3,442,796
Book value of cash-generating unit	$ 2,938,542
Banco de Bogota S.A.
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows	5-years projection
Explanation of period over which management has projected cash flows, period	5 years
Recoverable amount of asset or cash-generating unit	$ 14,060,477
Exceeds the book value of cash generating-unit	$ 5,054,718
Growth rate used to extrapolate cash flow projections	6.00%
Increase decrease in discount rate applied to cash flow projections	0.50%
Recoverable value if discount rate was 0.5% higher	$ 12,865,943
Book value of cash-generating unit	9,005,759
Multi Financial Group Inc [member]
Disclosure of information for cash-generating units [line items]
Recoverable amount of asset or cash-generating unit	2,503,432
Exceeds the book value of cash generating-unit	$ 829,630
Growth rate used to extrapolate cash flow projections	5.60%
Increase decrease in discount rate applied to cash flow projections	0.50%
Recoverable value if discount rate was 0.5% higher	$ 2,273,792
Book value of cash-generating unit	$ 1,673,802